Basis of Presentation, Organization and Other Matters (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net (loss) income available to shareholders	$ 9,568	$ (152,673)	$ 96,677	$ (103,659)	$ (54,452)	$ 146,781
Cash and cash equivalents	604,763	$ 283,682	604,763	283,682	326,561	228,790	$ 105,139
Working capital deficiency	$ (2,553,236)		(2,553,236)		2,571,583
Net Cash Provided by Operating Activities			$ 696,087	$ 634,428	$ 799,666	$ 541,305